GUARANTEE LIABILITIES - Stand Ready (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
GUARANTEE LIABILITIES
Balance at beginning of year	¥ 8,802
Balance at end of year	606,886	$ 83,143	¥ 8,802
Stand ready guarantees
GUARANTEE LIABILITIES
Balance at beginning of year	8,802		9,485
Provision at the inception of new loans	1,027,383		50,182
Released into revenue	(429,299)		(50,865)
Balance at end of year	¥ 606,886		¥ 8,802